Changes in TotalEnergies' perimeter - Divestment projects (Details) - USD ($) $ in Millions	Dec. 08, 2025	Jul. 17, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in TotalEnergies' perimeter
Asset classified as held for sale			$ 4,276	$ 1,977	$ 2,101
Liabilities classified as held for sale			5,728	$ 1,379	$ 687
Renaissance JV (formerly "SPDC JV")
Changes in TotalEnergies' perimeter
Asset classified as held for sale			1,321
Liabilities classified as held for sale			1,030
Upstream activities in United Kingdom
Changes in TotalEnergies' perimeter
Asset classified as held for sale			2,432
Liabilities classified as held for sale			$ 4,259
NEO NEXT+
Changes in TotalEnergies' perimeter
Percentage of interest agreed to be held	47.50%
TotalEnergies EP Nigeria Ltd | Chappal Energies | Renaissance JV (formerly "SPDC JV")
Changes in TotalEnergies' perimeter
Percentage of interest agreed to be sold		10.00%